UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8709

Salomon Brothers High Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SALOMON BROTHERS

HIGH INCOME FUND II INC.

FORM N-Q
JANUARY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

CORPORATE BONDS & NOTES - 54.8%
Basic Industries - 9.8%
$ 3,850,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30 (a)	$3,888,500
7,230,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	7,862,625
2,500,000	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	2,781,250
2,575,000	Ak Steel Corp., Sr. Notes, 7.875% due 2/15/09 (a)	2,652,250
4,475,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	4,833,000
4,375,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14 (a)	4,725,000
5,400,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B,
	10.750% due 7/1/11 (a)(b)(c)	3,132,000
4,775,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes,
	9.625% due 6/15/14 (d)	5,324,125
3,250,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12 (a)	3,721,250
2,800,000	Borden Chemicals & Plastics L.P., Notes, 9.500% due 5/1/05 (b)(c)(e)	280
	Buckeye Technologies Inc., Sr. Sub. Notes:
1,750,000	9.250% due 9/15/08 (a)	1,758,750
1,750,000	8.000% due 10/15/10 (a)	1,763,125
3,500,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	4,042,500
8,500,000	FMC Corp., Debentures, 7.750% due 7/1/11	9,010,000
3,873,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	4,086,015
1,525,000	IMCO Recycling Escrow Inc., Sr. Notes, 9.000% due 11/15/14 (d)	1,589,812
2,850,000	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	3,220,500
3,675,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (d)	3,978,187
6,950,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	7,784,000
276,000	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	341,550
3,800,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	4,047,000
3,750,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	4,162,500
7,000,000	KI Holdings Inc., Sr. Discount Notes, zero coupon until 11/15/09,
	9.875% thereafter, due 11/15/14 (d)	4,410,000
	Lyondell Chemical Co., Sr. Secured Notes:
2,575,000	9.500% due 12/15/08	2,793,875
1,400,000	11.125% due 7/15/12 (a)	1,652,000
294,000	Series B, 9.875% due 5/1/07 (a)	308,700
3,075,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12 (a)	3,647,719
3,550,000	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08 (a)	3,958,250
1,525,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,654,625
4,375,000	Mueller Holdings Inc., Discount Notes, zero coupon until 4/15/09,
	14.750% thereafter, due 4/15/14	2,996,875
1,000,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	1,095,000
1,000,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	1,052,500
1,325,000	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	1,417,750
7,000,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	7,910,000
2,000,000	Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09	2,192,500
2,700,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	2,463,750
5,000,000	Republic Technologies International, LLC, Sr. Notes,
	13.750% due 7/15/09 (b)(c)(e)	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

Basic Industries - 9.8% (continued)
$ 4,075,000	Resolution Performance Products, Inc., Sr. Sub. Notes,
	13.500%, due 11/15/10 (a)	$4,513,063
	Rhodia S.A.:
575,000	Sr. Notes, 10.250% due 6/1/10 (a)	656,938
5,850,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	6,025,500
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,000,000
4,950,000	Stone Container Corp., Sr. Notes, 8.375% due 7/1/12 (a)	5,271,750
	Tekni-Plex, Inc.:
1,525,000	Sr. Secured Notes, 8.750% due 11/15/13 (d)	1,532,625
2,850,000	Sr. Sub. Notes, Series B, 12.750% due 6/15/10 (a)	2,643,375
1,657,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	1,851,698

		145,752,712

Consumer Cyclicals - 3.8%
5,000,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	5,225,000
4,050,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	4,343,625
6,325,000	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09,
	9.750% thereafter, due 3/15/14	4,807,000
	Eye Care Centers of America, Inc., Sr. Sub. Notes:
1,000,000	9.125% due 5/1/08	1,037,920
2,000,000	10.750% due 2/15/15 (d)	1,980,000
	Host Marriott, L.P., Sr. Notes:
2,500,000	7.125% due 11/1/13 (a)	2,643,750
350,000	Series E, 8.375% due 2/15/06	365,750
1,625,000	Series I, 9.500% due 1/15/07	1,767,187
	Interface, Inc.:
2,875,000	Sr. Notes, 10.375% due 2/1/10	3,320,625
1,500,000	Sr. Sub. Notes, 9.500% due 2/1/14 (a)	1,635,000
3,000,000	John Q. Hammons Hotels L.P., 1st Mortgage Notes, Series B, 8.875% due 5/15/12	3,390,000
	Levi Strauss & Co., Sr. Notes:
2,535,000	11.625% due 1/15/08 (a)	2,668,087
25,000	9.750% due 1/15/15 (d)	24,437
3,525,000	MeriStar Hospitality Corp., Sr. Notes, 9.125% due 1/15/11	3,824,625
825,000	MeriStar Hospitality Operating Partnership, L.P., Sr. Notes,
	10.500% due 6/15/09	897,187
	Saks Inc., Notes:
1,543,000	9.875% due 10/1/11	1,832,313
1,574,000	7.000% due 12/1/13	1,621,220
2,825,000	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09 (a)	2,853,250
	Six Flags Inc., Sr. Notes:
84,000	8.875% due 2/1/10 (a)	80,430
1,500,000	9.750% due 4/15/13 (a)	1,436,250
1,150,000	9.625% due 6/1/14 (a)	1,089,625
1,075,000	9.625% due 6/1/14 (d)	1,018,563

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

Consumer Cyclicals - 3.8% (continued)
$ 4,300,000	Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes, 7.875% due 5/1/12	$4,923,500
3,275,000	Tommy Hilfiger U.S.A., Inc., Notes, 6.850% due 6/1/08 (a)	3,315,937

		56,101,281

Consumer Non-Cyclicals - 11.5%
3,975,000	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10 (a)(f)	3,001,125
4,425,000	AmeriPath, Inc., Sr. Notes, 10.500% due 4/1/13 (a)	4,646,250
3,055,000	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	3,436,875
1,961,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	1,965,903
3,550,000	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	3,922,750
4,675,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	4,838,625
	Caesars Entertainment Inc., Sr. Sub. Notes:
700,000	9.375% due 2/15/07	767,375
4,500,000	8.875% due 9/15/08	5,079,375
3,000,000	8.125% due 5/15/11 (a)	3,450,000
3,015,163	Dade Behring Holdings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	3,346,831
4,725,000	Denny's Corp., Sr. Notes, 10.000% due 10/1/12 (a)(d)	5,103,000
5,250,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	5,118,750
1,600,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	1,784,000
279,000	Elan Pharmaceutical Investments III, Notes, 7.720% due 3/15/05	280,395
5,120,000	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10	5,708,800
1,475,000	Hanger Orthopedic Group, Inc., Sr. Notes, 10.375% due 2/15/09 (a)	1,482,375
2,100,000	HCA Inc., Notes, 6.375% due 1/15/15 (a)	2,122,846
4,150,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (d)	4,191,500
3,325,000	Hines Nurseries, Inc., Sr. Notes, 10.250% due 10/1/11	3,649,187
6,500,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	5,362,500
4,800,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	5,196,000
3,925,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12 (a)	3,297,000
3,780,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	4,422,600
2,350,000	InSight Health Services, Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11 (a)	2,350,000
6,032,666	Iowa Select Farms, L.P., Sr. Secured Notes, Payment-in-Kind,
	6.500% due 12/1/06 (d)	3,016,333
4,800,000	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14 (a)	4,884,000
3,500,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	4,033,750
2,100,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (a)(d)	2,105,250
3,750,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	4,106,250
2,025,000	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	2,217,375
3,045,000	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (d)	3,303,825
	MGM MIRAGE:
1,775,000	Sr. Notes, 6.750% due 9/1/12	1,868,187
6,375,000	Sr. Sub. Notes, 9.750% due 6/1/07 (a)	7,108,125
1,117,365	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	821,263
4,700,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	5,029,000
4,675,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13	4,301,000
3,400,000	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (a)	3,655,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

Consumer Non-Cyclicals - 11.5% (continued)
	Rite Aid Corp.:
	Notes:
$ 1,000,000	6.000% due 12/15/05 (a)(d)	$1,018,750
310,000	7.125% due 1/15/07 (a)	310,000
5,265,000	Sr. Notes, 7.625% due 4/15/05 (a)	5,311,069
4,425,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (a)	4,535,625
2,950,000	Simmons Bedding Co., Sr. Discount Notes, zero coupon until 12/15/09,
	10.000% thereafter, due 12/15/14 (d)	1,829,000
475,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	495,188
2,500,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	2,725,000
2,145,000	Tempur-Pedic Inc. and Tempur Production U.S.A. Inc., Sr. Sub. Notes,
	10.250% due 8/15/10	2,445,300
	Tenet Healthcare Corp.:
6,000,000	Notes, 7.375% due 2/1/13 (a)	5,550,000
	Sr. Notes:
1,800,000	6.500% due 6/1/12	1,611,000
150,000	9.875% due 7/1/14 (d)	156,375
1,525,000	6.875% due 11/15/31	1,235,250
7,775,000	United Industries Corp., Sr. Notes, Series D, 9.875% due 4/1/09	8,173,469
3,525,000	Venetian Casino Resort, LLC, Mortgage Notes, 11.000% due 6/15/10	4,000,875

		170,370,321

Energy - 4.2%
3,000,000	BRL Universal Equipment 2001 A, L.P., Sr. Secured Notes, 8.875% due 2/15/08	3,142,500
	Dynegy Holdings Inc.:
	Debentures:
4,550,000	7.125% due 5/15/18 (a)	3,878,875
8,350,000	7.625% due 10/15/26	6,993,125
2,000,000	Sr. Secured Notes, 9.875% due 7/15/10 (d)	2,200,000
	El Paso Corp.:
5,200,000	Notes, 7.875% due 6/15/12 (a)	5,434,000
	Sr. Notes:
5,425,000	7.800% due 8/1/31 (a)	5,289,375
6,325,000	7.750% due 1/15/32 (a)	6,182,687
3,175,000	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	3,508,375
5,127,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12 (a)	5,883,232
4,575,000	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14	5,043,938
2,000,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	2,150,000
1,000,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,115,000
	The Williams Cos., Inc., Notes:
3,700,000	7.625% due 7/15/19 (a)	4,125,500
3,650,000	7.875% due 9/1/21 (a)	4,161,000
3,225,000	8.750% due 3/15/32	3,886,125

		62,993,732

Financial - 0.0%
1,975,400	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (b)(c)(e)	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

Housing Related - 1.2%
$ 8,500,000	Associated Materials Inc., Sr. Discount Notes, zero coupon until 3/1/09,
	11.250% thereafter, due 3/1/14	$6,120,000
3,275,000	Collins & Aikman Floor Coverings Inc., Sr. Sub. Notes, Series B,
	9.750% due 2/15/10 (a)	3,487,875
5,075,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (a)	5,075,000
2,550,000	THL Buildco Inc, Sr. Sub. Notes, 8.500% due 9/1/14 (d)	2,632,875

		17,315,750

Manufacturing - 3.4%
3,325,000	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11	3,599,312
4,200,000	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11	4,620,000
450,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	493,875
3,825,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10 (a)	4,197,937
2,150,000	Ford Motor Co., Notes, 7.450% due 7.450% due 7/16/31(a)	2,151,112
1,750,000	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08 (a)	1,741,250
5,750,000	General Motors Corp., Debentures, 8.375% due 7/15/33 (a)	5,805,821
2,100,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)(d)	2,262,750
8,000,000	Key Plastics Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (b)(c)(e)	10,000
2,100,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	2,252,250
1,750,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	1,706,250
5,500,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12 (a)	6,022,500
2,750,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (b)(c)(e)	0
1,850,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	2,053,500
4,000,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09 (a)	4,420,000
1,700,000	Tenneco Automotive Inc., Sr. Secured Notes, Series B, 10.250% due 7/15/13 (a)	2,006,000
4,000,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11 (a)	4,460,000
2,409,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	2,722,170

		50,524,727

Media & Cable - 6.7%
4,726,575	Avalon Cable LLC, Sr. Discount Notes, 11.875% due 12/1/08	4,939,271
6,435,325	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/1512 (d)	6,917,974
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
4,530,000	11.750% due 1/15/10 (a)	4,031,700
13,000,000	Zero coupon until 5/15/06, 11.750% thereafter, due 5/15/11 (a)	9,100,000
10,000,000	Zero coupon until 1/15/07, 12.125% thereafter, due 1/15/12 (a)	6,450,000
	Sr. Notes:
350,000	8.625% due 4/1/09 (a)	281,750
50,000	10.750% due 10/1/09	42,875
10,500,000	CSC Holdings, Inc., Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	11,838,750
	Dex Media East LLC/Dex Media East Finance Co., Sr. Notes:
1,750,000	9.875% due 11/15/09 (a)	1,968,750
813,000	12.125% due 11/15/12	977,632
4,500,000	Dex Media Inc., Discount Notes, zero coupon until 11/15/08,
	9.000% thereafter, due 11/15/13	3,408,750

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

Media & Cable - 6.7% (continued)
$ 2,344,000	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes,
	Series B, 9.875% due 8/15/13 (a)	$2,669,230
4,650,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	5,260,312
7,183,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	7,847,427
2,500,000	Houghton Mifflin Co., Sr. Discount Notes, zero coupon until 10/15/08,
	11.500% thereafter, due 10/15/13 (a)	1,712,500
4,350,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	4,763,250
2,100,000	Interep National Radio Sales, Inc., Sr. Sub. Notes, Series B,
	10.000% due 7/1/08 (a)	1,611,750
4,875,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	4,887,187
6,275,000	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11(a)	7,090,750
2,200,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (d)	2,403,500
900,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (d)	1,057,500
3,475,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11 (a)	3,796,438
	Yell Finance B.V.:
6,776,000	Sr. Discount Notes, zero coupon until 8/1/06, 13.500% thereafter,
	due 8/1/11 (a)	6,674,360
606,000	Sr. Notes, 10.750% due 8/1/11 (a)	687,810

		100,419,466

Services & Other - 1.9%
2,100,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (d)	2,210,250
	Allied Waste North America, Inc., Sr. Notes, Series B:
250,000	8.875% due 4/1/08	262,500
2,425,000	9.250% due 9/1/12	2,582,625
6,000,000	7.375% due 4/15/14 (a)	5,490,000
3,200,000	Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12	3,624,000
	Cenveo Corp.:
1,000,000	Sr. Notes, 9.625 due 3/15/12 (a)	1,080,000
3,675,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	3,234,000
4,000,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06 (b)(c)(e)	0
4,035,000	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	4,287,187
2,325,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	2,191,313
3,600,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	3,654,000

		28,615,875

Technology - 1.9%
	Amkor Technology, Inc.:
2,575,000	Sr. Notes, 9.250% due 2/15/08 (a)	2,562,125
2,300,000	Sr. Sub. Notes, 10.500% due 5/1/09 (a)	2,231,000
12,600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	11,308,500
3,775,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06 (a)	3,845,781
3,000,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09 (a)	3,240,000
5,175,000	Unisys Corp., Sr. Notes, 8.125% due 6/1/06 (a)	5,433,750

		28,621,156

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY *	VALUE

Telecommunications - 6.1%
	Alamosa (Delaware) Inc.:
$ 4,430,000	Sr. Discount Notes, zero coupon until 7/31/05, 12.000% thereafter,
	due 7/31/09	$4,795,475
1,950,000	Sr. Notes, 11.000% due 7/31/10	2,281,500
	American Tower Corp., Sr. Notes:
6,995,000	9.375% due 2/1/09 (a)	7,388,469
1,825,000	7.500% due 5/1/12 (a)	1,884,312
1,800,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	1,361,250
4,600,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	5,882,250
	Crown Castle International Corp., Sr. Notes:
2,300,000	9.375% due 8/1/11	2,564,500
5,140,000	10.750% due 8/1/11 (a)	5,576,900
600,000	7.500% due 12/1/13 (a)	639,750
950,000	Series B, 7.500% due 12/1/13 (a)	1,012,937
1,375,000	Intelsat Bermuda Ltd., Sr. Notes, 7.794% due 1/15/12 (d)(f)	1,423,125
400,000	MCI Inc., Sr. Notes, 8.735% due 5/1/14	438,500
14,050,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15 (a)	15,560,375
7,325,000	Qwest Corp., Notes, 9.125% due 3/15/12 (d)	8,368,813
	Qwest Services Corp., Notes:
8,325,000	14.000% due 12/15/10 (d)	9,927,563
2,071,000	14.500% due 12/15/14 (d)	2,604,283
4,175,000	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (a)(d)	4,368,094
850,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	911,625
	UbiquiTel Operating Co., Sr. Notes:
1,575,000	9.875% due 3/1/11 (a)	1,744,313
2,325,000	9.875% due 3/1/11 (d)	2,574,938
3,800,000	U.S. Unwired Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	4,256,000
4,175,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13 (a)	4,884,750

		90,449,722

Transportation - 0.4%
	Continental Airlines, Inc., Pass-Through Certificates:
1,764,635	Series 00-2, 8.312% due 4/2/11	1,403,145
675,000	Series 98-3, 7.250% due 11/1/05	623,507
2,336,559	Series 981C, 6.541% due 9/15/08	2,073,854
1,675,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	1,922,062

		6,022,568

Utilities - 3.9%
	The AES Corp., Sr. Notes:
1,325,000	9.500% due 6/1/09 (a)	1,490,625
1,400,000	9.375% due 9/15/10	1,590,750
4,425,000	7.750% due 3/1/14 (a)	4,707,094
3,450,000	Allegheny Energy Supply Statutory Trust 2001, Sr. Secured Notes,
	10.250% due 11/15/07 (d)	3,881,250

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT		SECURITY *	VALUE

Utilities - 3.9% (continued)
		Calpine Corp., Sr. Secured Notes:
$ 500,000		7.875% due 4/1/08 (a)	$370,000
6,180,000		8.500% due 7/15/10 (a)(d)	4,882,200
1,575,000		8.750% due 7/15/13 (a)(d)	1,204,875
2,500,000		Calpine Generating Co. LLC, Sr. Secured Notes, 11.169% due 4/1/11 (f)	2,412,500
		Edison Mission Energy, Sr. Notes:
4,575,000		7.730% due 6/15/09	4,872,375
5,175,000		9.875% due 4/15/11 (a)	6,074,156
		Mirant Americas Generation, LLC, Sr. Notes:
2,075,000		7.625% due 5/1/06 (b)(c)	2,344,750
2,925,000		9.125% due 5/1/31 (b)(c)	3,166,313
9,350,000		NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (d)	10,121,375
		Reliant Resources, Inc., Sr. Secured Notes:
5,325,000		9.250% due 7/15/10	5,950,688
3,975,000		9.500% due 7/15/13	4,471,875

			57,540,826

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $782,124,062)	814,728,136

CONVERTIBLE BONDS & NOTES - 0.3%
Technology - 0.1%
4,450,000		Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20	2,347,375

Telecommunications - 0.2%
2,675,000		American Tower Corp., Notes, 5.000% due 2/15/10 (a)	2,685,031

		TOTAL CONVERTIBLE BONDS & NOTES
		(Cost - $3,601,713)	5,032,406

FACE
AMOUNT +

SOVEREIGN BONDS - 23.7%
Argentina - 0.6%
		Republic of Argentina:
		Argentina Coupon:
5,675,000	ARS	Series 2701, zero coupon due 1/2/49 (e)	0
5,675,000	ARS	Series 2780, zero coupon due 1/29/49 (e)	0
4	ARS	10.000% due 9/19/08 (b)(c)	0
5,810,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (b)(c)(f)	3,253,600
11,075,000		Par Bond, Series L-GP, 6.000% due 3/31/23 (b)(c)	6,202,000

			9,455,600

Brazil - 4.8%
		Federative Republic of Brazil:
12,365,000		12.250% due 3/6/30	16,028,131
35,306,780		C Bond, 8.000% due 4/15/14	36,156,349
3,000,000		Collective Action Securities, 10.500% due 7/14/14	3,502,500
12,203,039		DCB, Series L, 3.125% due 4/15/12 (f)	11,676,783

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT +	SECURITY *	VALUE

Brazil - 4.8% (continued)
	FLIRB, Series L:
$ 657,692	Bearer, 3.063% due 4/15/09 (f)	$644,538
1,869,231	Registered, 3.063% due 4/15/09 (f)	1,831,846
1,429,488	NMB, Series L, 3.125% due 4/15/09 (f)	1,420,554

		71,260,701

Bulgaria - 0.2%
2,625,000	Republic of Bulgaria, 8.250% due 1/15/15 (d)	3,333,750

Chile - 0.4%
5,900,000	Republic of Chile, 5.500% due 1/15/13	6,233,648

Colombia - 1.5%
	Republic of Colombia:
325,000	9.750% due 4/23/09	367,900
4,425,000	10.000% due 1/23/12	5,000,250
2,500,000	10.750% due 1/15/13	2,931,250
6,025,000	11.750% due 2/25/20	7,674,344
4,805,000	10.375% due 1/28/33	5,465,687

		21,439,431

Ecuador - 0.8%
10,740,000	Republic of Ecuador, 12.000% due 11/15/12 (d)	11,169,600

El Salvador - 0.2%
3,165,000	Republic of El Salvador, 7.750% due 1/24/23 (d)	3,481,500

Mexico - 4.0%
	PEMEX Project Funding Master Trust:
3,100,000	6.125% due 8/15/08	3,264,300
250,000	7.375% due 12/15/14	280,000
	United Mexican States:
950,000	11.375% due 9/15/16	1,420,250
1,650,000	8.125% due 12/30/19	1,991,137
	Medium-Term Notes:
500,000	8.300% due 8/15/31	607,250
	Series A:
1,075,000	6.375% due 1/16/13	1,153,475
12,819,000	5.875% due 1/15/14	13,296,508
32,795,000	6.625% due 3/3/15	35,590,774
2,090,000	7.500% due 4/8/33	2,342,890

		59,946,584

Panama - 0.9%
	Republic of Panama:
2,685,000	9.625% due 2/8/11	3,168,300
1,675,000	7.250% due 3/15/15	1,725,250
5,545,000	9.375% due 1/16/23	6,515,375
400,000	8.875% due 9/30/27	446,000
1,689,509	PDI, 3.750% due 7/17/16 (f)	1,596,586

		13,451,511

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT +	SECURITY *	VALUE

Peru - 1.2%
	Republic of Peru:
$ 2,150,000	9.875% due 2/6/15	$2,582,688
4,025,000	8.750% due 11/21/33	4,312,788
	FLIRB:
10,565,000	4.500% due 3/7/17 (f)	9,865,069
175,000	4.500% due 3/7/17 (d)(f)	163,406

		16,923,951

The Philippines - 1.0%
	Republic of the Philippines:
1,900,000	9.375% due 1/18/17	2,028,250
4,975,000	9.875% due 1/15/19	5,288,923
6,975,000	10.625% due 3/16/25	7,707,026

		15,024,199

Russia - 4.5%
2,975,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked
	Notes, Series C, 9.600% due 10/25/14 (d)	3,692,719
	Russian Federation:
2,520,000	11.000% due 7/24/18 (d)	3,578,400
1,925,000	12.750% due 6/24/28 (d)	3,238,812
53,085,000	5.000% due 3/31/30 (d)(f)	55,802,952

		66,312,883

South Africa - 0.5%
	Republic of South Africa:
575,000	9.125% due 5/19/09	677,063
6,550,000	6.500% due 6/2/14	7,213,188

		7,890,251

Turkey - 1.4%
	Republic of Turkey:
500,000	11.750% due 6/15/10	623,750
11,175,000	11.500% due 1/23/12	14,304,000
625,000	11.000% due 1/14/13	793,750
3,225,000	11.875% due 1/15/30	4,611,750

		20,333,250

Ukraine - 0.4%
	Republic of Ukraine:
3,745,107	11.000% due 3/15/07 (d)	4,016,627
2,150,000	7.650% due 6/11/13 (d)	2,365,000

		6,381,627

Venezuela - 1.3%
	Bolivarian Republic of Venezuela:
7,875,000	5.375% due 8/7/10	7,262,719
2,550,000	8.500% due 10/8/14	2,602,913

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT +	SECURITY *	VALUE

Venezuela - 1.3% (continued)
	Collective Action Securities:
$ 7,600,000	10.750% due 9/19/13	$8,797,000
500,000	9.375% due 1/13/34	518,000
425,000	Par Bond, Series A, 6.750% due 3/31/20	420,484

		19,601,116

	TOTAL SOVEREIGN BONDS
	(Cost - $329,264,940)	352,239,602

LOAN PARTICIPATION (f)(g) - 0.1%
1,117,556	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09
	(UBS Warburg Securities LLC)(Cost - $1,104,294)	1,100,792

SHARES

COMMON STOCK (c) - 3.0%
52,472	Mattress Discounters Corp. (e)	0
229,356	NTL Inc.	15,603,089
283,656	SpectraSite, Inc. (a)	16,622,242
375,814	Telewest Global Inc.	6,332,466
658,202	UnitedGlobalCom Inc., Class A Shares	6,430,634

	TOTAL COMMON STOCK (Cost - $45,524,670)	44,988,431

ESCROW SHARES (c)(e) - 0.0%
8,800,000	BREED Technologies, Inc. (b)(d)	0
5,500,000	Imperial Holly Co.	0
2,025,000	Pillowtex Corp.	0
2,648,056	Vlasic Foods International Inc.	238,325

	TOTAL ESCROW SHARES (Cost - $0)	238,325

PREFERRED STOCK - 0.5%
6,845	Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B	6,579,756
	TCR Holding Corp.:
17,552	Class B (c)(e)	18
9,654	Class C (c)(e)	10
25,451	Class D (c)(e)	25
52,657	Class E (c)(e)	53

	TOTAL PREFERRED STOCK (Cost - $2,110,899)	6,579,862

WARRANTS

WARRANTS (c) - 0.2%
1,800	American Tower Escrow Corp. (Exercise price of $0.01 per share expiring 8/1/08.
	Each warrant exercisable for 14.10 shares of common stock.) (d)	414,900
5,000	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05.
	Each warrant exercisable for 12.914 shares of common stock.) (d)(e)	0
3,500	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring 8/15/07.
	Each warrant exercisable for 0.2298 shares of common stock.) (d)	31
30,928,049	ContiFinancial Corp. Liquidating Trust, Units of Interest. (Represents interests in
	a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	773,201
2,750	Leap Wireless International Inc. (Exercise price of $96.80 per share expiring 4/15/10.
	Each warrant exercisable for 5.146 shares of common stock.) (d)(e)	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

WARRANTS	SECURITY *	VALUE

WARRANTS (c) - 0.2% (continued)
3,500	Mattress Discounters Corp. (Exercise price of $0.01 per share expiring on 7/15/07.
	Each warrant exercisable for 4.85 shares of Class A common stock and 0.539
	shares of Class L common stock.) (d)(e)	$0
2,000	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14.
	Each warrant exercisable for 109.820 shares of common stock.) (d)	140,000
13,614	Pillowtex Corp. (Exercise price of $28.99 per share expiring on 11/24/09.
	Each warrant exercisable for 1 share of common stock.) (e)	14
5,000	Ubiquitel Operating Co. (Exercise price of $22.74 per share expiring on 4/15/10.
	Each warrant exercisable for 5.965 shares of common stock.) (d)	50
57,120	Bolivarian Republic of Venezuela (Oil-Linked Payment Obligation, expires 4/15/20)	856,800

	TOTAL WARRANTS & RIGHTS
	(Cost - $1,141,384)	2,184,996

FACE
AMOUNT

SHORT-TERM INVESTMENTS - 17.4%
REPURCHASE AGREEMENTS - 1.8%
$ 10,000,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at
	maturity - $10,000,694; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 7.625% due 2/3/05 to 7/15/32;
	Market value - $10,200,018)	10,000,000
6,101,000	Morgan Stanley dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity -
	$6,101,424; (Fully collateralized by various U.S. government agency
	obligations, 0.000% to 6.000% due 5/4/05 to 4/26/24;
	Market value - $6,283,073)	6,101,000
10,000,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at
	maturity - $10,000,694; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38;
	Market value - $10,200,032)	10,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $26,101,000)	26,101,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 15.6%
232,399,476	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $232,399,476)	232,399,476

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $258,500,476)	258,500,476

	TOTAL INVESTMENTS - 100.0%
	(Cost - $1,423,372,438**)	$1,485,593,026

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

*	All securities except for those that are on loan are segregated as collateral pursuant to a loan agreement and/or reverse repurchase agreements.
+	Face amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or portion of this security is on loan.
(b)	Security is currently in default.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued in accordance with fair valuation procedures.
(f)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ARS - Argentina Peso. DCB - Debt Conversion Bond. FLIRB - Front-Loaded Interest Reduction Bond. NMB - New Money Bond. PDI - Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers High Income Fund II Inc. (“Fund”) was incorporated in Maryland and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities (as defined in the Fund’s prospectus). As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’).

(a) Investment Valuation In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and the counterparty subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased

Notes to Schedule of Investments (unaudited)(continued)

with the proceeds from the reverse repurchase agreement may decline below the repurchase price of the securities sold by the Fund which, it is obligated to repurchase.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as investment income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participation/assignments because the market for certain instruments may not be highly liquid.

(f) Credit and Market Risk. The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(g) Investment Transactions. Investment transactions are recorded on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,769,877
Gross unrealized depreciation	(46,549,289)

Net unrealized appreciation	$62,220,588

Notes to Schedule of Investments (unaudited)(continued)

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2005 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding

$70,725,239	1.71%	$223,611,250

Interest rates on reverse repurchase agreements ranged from 1.00% to 2.40% during the period ended January 31, 2005.

At January 31, 2005, the Fund had the following open reverse repurchase agreements outstanding:

Face
Amount	Security	Value

$ 10,739,750	Reverse Repurchase Agreement with UBS Financial Services Inc.,
	dated 8/20/04 bearing 1.550% to be repurchased at
	$10,908,528 on 8/20/05, collateralized by: $10,000,000 Federative
	Republic of Brazil, 12.250% due 3/6/30; Market value (including
	receive interest) - $13,463,329	$10,739,750
12,576,000	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 12/16/04 bearing 1.900% to be repurchased at $12,818,263
	on 12/16/05, collateralized by: $12,000,000 United Mexican
	States, Medium-Term Notes, Series A, 5.875% due 1/15/14;
	Market value (including receive interest) - $12,480,108	12,576,000
29,770,000	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 12/16/04 bearing 1.950% to be repurchased at $30,358,578
	on 12/16/05, collateralized by: $26,000,000 Federative Republic of
	Brazil, C Bond, 8.000% due 4/15/14; Market value (including
	receive interest) - $27,245,795	29,770,000
15,281,000	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 12/16/04 bearing 2.150% to be repurchased at $15,614,105
	on 12/16/05, collateralized by: $14,000,000 United Mexican States,
	Medium-Term Notes, 6.625% due 3/3/15; Market value
	(including receive interest) - $15,580,286	15,281,000
6,678,000	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 12/16/04 bearing 2.250% to be repurchased at $6,830,342
	on 12/16/05, collateralized by: $7,000,000 Bolivarian Republic of
	Venezuela, 5.375% due 8/7/10; Market value (including
	receive interest) - $6,637,741	6,678,000
32,532,500	Reverse Repurchase Agreement with CS First Boston Corp.,
	dated 1/11/05 bearing 2.400% to be repurchased at $33,324,124
	on 1/11/06, collateralized by: $35,000,000 Russian Federation,
	5.000% due 3/31/30; Market value (including receive
	interest) - $37,391,424	32,532,500

	Total Reverse Repurchase Agreements
	(Cost - $107,577,250 )	$107,577,250

Notes to Schedule of Investments (unaudited)(continued)

At January 31, 2005, the Fund loaned securities having a market value of $227,297,561. The Fund received cash collateral amounting to $232,399,476 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At January 31, 2005, the Fund held one loan participation with a total cost of $1,104,294 and a total market value of $1,100,792.

3. Loan

At January 31, 2005, the Fund had outstanding a $300,000,000 loan pursuant to a revolving credit and security agreement with Crown Capital Company LLC, and Citicorp North America Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund II Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2005